Loans (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Loan Balances
Loans at year-end were as follows:

	2021	2020
Commercial & Agriculture	$246,502	$409,876
Commercial Real Estate - owner occupied	295,452	278,413
Commercial Real Estate - non-owner occupied	829,310	705,072
Residential Real Estate	430,060	442,588
Real Estate Construction	157,127	175,609
Farm Real Estate	28,419	33,102
Consumer and Other	11,009	12,842

Total Loans	1,997,879	2,057,502
Allowance for loan losses	(26,641)	(25,028)

Net loans	$1,971,238	$2,032,474

Loans to Directors and Executive Officers Including Immediate Families
Loans to principal officers, directors, and their affiliates at year-end 2021 and 2020 were as follows:

	2021	2020
Balance - Beginning of year	$8,475	$9,909
New loans and advances	15,522	1,153
Repayments	(6,693)	(3,004)
Effect of changes to related parties	143	417

Balance - End of year	$17,447	$8,475